OTHER PAYABLES AND ACCRUALS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Other payables due to related parties	$ 0.9	$ 2.5